LEASE	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASE

18. LEASE

Operating leases

The Group’s leases consist of operating leases for administrative office spaces in different cities in mainland China. The Group determines if an arrangement is a lease at inception. Some lease agreements contain lease and non-lease components, which the Group choose to account for as separate components. The allocation of the consideration between the lease and the non-lease components is based on the relative stand-alone prices of lease components included in the lease contracts. As of December 31, 2024 and 2025, the Group had no long-term leases that were classified as a financing lease. As of December 31, 2025, the Group did not have additional operating leases that have not yet commenced.

Total operating lease expenses for the years ended December 31, 2023, 2024 and 2025 was RMB40,772, RMB153,880 and RMB183,800, and was recorded in cost of revenues, selling expenses, research and development expenses and general and administrative expense on the consolidated statements of operations. Short-term lease expenses were immaterial for the years ended December 31, 2023, 2024 and 2025.

The noncash decrease of operating lease right-of-use assets due to early terminations and modifications was RMB192,694 for the year ended December 31, 2025.

	Year ended December 31,
	2024	2025
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	117,774	171,977
Non-cash right-of-use assets in exchange for new lease liabilities:
Operating leases	639,386	332,428
Weighted average remaining lease term:
Operating leases	4.0	3.6
Weighted average discount rate:
Operating leases	6.8%	5.4%

18. LEASE - continued

Operating leases - continued

The following is a maturity analysis of the annual undiscounted cash flows as of December 31, 2025:

RMB
Year ending December 31,
2026	164,256
2027	137,409
2028	105,723
2029	66,533
2030	19,934
2031 and thereafter	3,014
Less: imputed interest	(43,457)
Total	453,412

Payments under operating leases are expensed on a straight-line basis over the periods of their respective leases. The terms of the leases do not contain rent escalation or contingent rents.